Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
C000021763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Asset Allocation Fund
Accumulated Value	$ 10,000		$ 9,784	$ 10,601	$ 11,545	$ 11,150	$ 10,999	$ 14,540	$ 14,080	$ 14,233	$ 16,789	$ 18,182
C000021764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Equities Index Fund
Accumulated Value	10,000		9,001	10,439	11,235	10,583	10,221	14,157	12,595	12,962	15,322	17,210
C000021765 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Government Bond Fund
Accumulated Value	10,000		10,461	10,717	10,751	11,101	11,585	12,358	10,655	10,173	10,386	11,013
C000021766 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Growth Fund
Accumulated Value	10,000		9,080	10,333	12,232	12,211	13,432	20,704	14,881	16,235	16,934	20,056
C000021768 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Large Capital Growth Fund
Accumulated Value	10,000		10,173	11,852	13,749	15,468	18,109	25,049	24,604	25,392	31,169	33,209
C000021769 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Index Fund
Accumulated Value	10,000		9,931	11,613	13,299	12,533	12,376	19,355	18,031	17,486	21,940	22,291
C000021770 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Strategic Growth Fund
Accumulated Value	10,000		9,709	11,498	13,703	14,724	16,604	24,519	20,999	21,815	27,175	30,800
C000021772 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100® Index Fund
Accumulated Value	10,000		10,118	13,041	15,772	16,207	21,832	31,324	28,999	32,807	42,826	49,426
C000021773 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Science & Technology Fund
Accumulated Value	10,000		10,039	13,233	17,215	17,738	23,165	34,328	26,269	29,399	40,154	46,661
C000021774 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Growth Fund
Accumulated Value	10,000		10,017	12,371	15,819	16,487	20,076	26,840	21,010	22,116	30,131	34,740
C000021776 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Index Fund
Accumulated Value	10,000		9,400	11,297	13,603	12,347	11,870	19,465	16,129	15,306	18,317	18,451
C000021777 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Socially Responsible Fund
Accumulated Value	10,000		9,717	11,189	12,549	12,621	12,363	17,143	15,194	15,646	18,395	20,459
C000021778 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Stock Index Fund
Accumulated Value	10,000		10,138	11,870	13,530	13,995	15,738	22,026	21,903	22,469	28,692	32,470
C000021782 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Government Securities Fund
Accumulated Value	10,000		10,274	10,309	10,173	10,781	11,705	11,506	10,647	10,441	10,509	11,027
C000021783 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Core Fund
Accumulated Value	10,000		10,008	11,731	13,159	13,537	15,578	22,387	21,649	21,808	27,818	31,066
C000021785 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dividend Value Fund
Accumulated Value	10,000		10,220	11,907	12,876	12,854	12,812	17,753	18,143	17,510	21,128	23,189
C000021786 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Inflation Protected Fund
Accumulated Value	10,000		10,000	10,320	10,435	10,801	11,328	12,206	12,044	11,807	11,970	12,391
C000022843 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Systematic Value Fund
Accumulated Value	10,000		9,553	11,202	12,360	12,132	11,848	16,220	16,794	16,140	19,827	22,300
C000022844 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Value Fund
Accumulated Value	10,000		8,628	10,557	10,893	9,387	8,432	12,632	11,102	10,963	13,473	15,742
C000022845 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Emerging Economies Fund
Accumulated Value	10,000		8,140	10,615	12,049	10,633	10,236	15,493	12,386	10,965	12,876	14,378
C000022846 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Strategy Fund
Accumulated Value	10,000		8,977	10,248	10,731	10,175	10,072	12,036	10,883	10,661	12,770	14,006
C000022849 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Special Values Fund
Accumulated Value	10,000		10,149	11,941	13,778	12,831	11,422	19,087	18,098	16,713	21,135	19,517
C000022851 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Growth Fund
Accumulated Value	10,000		9,931	11,965	14,429	14,812	18,874	25,778	21,957	23,579	31,996	37,042
C000059956 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Global Real Estate Fund
Accumulated Value	10,000		10,153	10,659	11,319	12,236	10,967	14,087	13,290	11,169	12,123	13,320
C000121199 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Dynamic Allocation Fund
Accumulated Value	10,000		9,530	10,672	11,680	11,852	13,088	15,498	14,370	14,056	16,256	17,592
C000222575 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Aggressive Growth Lifestyle Fund
Accumulated Value	10,000		9,710	10,950	12,124	11,883	12,291	16,975	15,681	15,617	18,637	20,602
C000222576 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Socially Responsible Fund
Accumulated Value	10,000		10,175	11,779	13,402	13,920	15,553	21,580	20,954	21,177	27,170	30,207
C000222577 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Capital Appreciation Fund
Accumulated Value	10,000		10,123	11,535	13,696	14,112	16,456	23,248	21,766	23,072	31,321	35,903
C000222578 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Conservative Growth Lifestyle Fund
Accumulated Value	10,000		9,840	10,601	11,110	11,248	11,740	14,303	13,177	13,005	14,361	15,471
C000222579 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Core Bond Fund
Accumulated Value	10,000		10,194	10,463	10,416	11,021	11,972	12,316	11,238	10,903	11,208	11,832
C000222580 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		High Yield Bond Fund
Accumulated Value	10,000		9,851	10,994	11,238	11,749	11,915	13,685	12,954	12,995	14,288	15,490
C000222581 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		International Opportunities Fund
Accumulated Value	10,000		10,036	11,684	14,105	12,479	12,889	17,457	14,373	13,414	15,463	17,139
C000222582 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Mid Cap Value Fund
Accumulated Value	10,000		9,782	11,106	12,343	11,596	10,925	17,136	17,175	16,339	20,271	20,942
C000222583 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Moderate Growth Lifestyle Fund
Accumulated Value	10,000		9,825	10,854	11,811	11,786	12,307	16,111	15,066	14,962	17,180	18,750
C000222584 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Value Fund
Accumulated Value	10,000		9,670	11,348	13,100	11,104	9,417	17,026	16,091	14,396	17,552	17,064
C000224903 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Small Cap Growth Fund
Accumulated Value	10,000		8,856	11,558	16,091	15,857	19,232	28,891	20,249	19,861	22,813	23,362
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500® Index
Accumulated Value	10,000		10,171.6	11,948.42	13,667.07	14,184.07	16,004.95	22,457.91	22,390.65	23,044.84	29,540.41	33,535.16
Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,299.46	10,462.04	10,422.85	11,089.95	12,134.12	12,084.96	11,091.34	10,853.69	10,995.37	11,595.64
MSCI ACWI Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI Index (net)
Accumulated Value	10,000		9,457.94	11,115.86	12,431.57	12,270.81	12,937.12	18,350.7	17,106.11	17,251.59	21,315.46	24,225.44
MSCI ACWI ex USA Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (net)
Accumulated Value	10,000		8,860.75	10,477.19	11,490.56	10,771.26	10,401.43	14,850.77	13,008.27	12,825.5	14,972.89	17,031.81
Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD hedged)
Accumulated Value	10,000		10,406.18	10,590.06	10,715.23	11,412.12	12,213.22	12,224.06	11,357.94	11,250.06	11,614.95	12,318.7
Bloomberg U S Universal Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Universal Index
Accumulated Value	10,000		10,282.69	10,568.04	10,545.32	11,221.52	12,175.83	12,324.67	11,287.71	11,074.9	11,338.04	12,000.08
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,022.33	11,795.4	13,571.96	13,910.74	15,505.4	22,314.08	21,492.05	21,929.34	27,978.11	31,648.37
MSCI EAFE Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Index (net)
Accumulated Value	10,000		9,032.18	10,516.74	11,355.17	10,702.69	10,401.59	14,397.28	12,902.92	13,297.86	15,761.48	17,862.36
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Index
Accumulated Value	10,000		10,077.56	11,838.79	13,566.76	14,037.09	15,797.02	22,536.29	21,926.06	22,462.73	28,753.92	32,702.70
Sixty S And P 500 Index 40 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% S&P 500® Index; 40% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,246.4	11,365.46	12,315.04	12,960.28	14,527.72	17,829.84	17,234.72	17,435.92	20,378.24	22,497.99
Russell 1000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Growth Index
Accumulated Value	10,000		10,160.72	12,220	14,789.06	15,586.75	19,678.65	27,535.16	25,813.81	28,278.21	37,780.1	44,437.61
Twenty Six Russell 3000 Index 9 MSCI EAFE Index net 65 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		26% Russell 3000® Index; 9% MSCI EAFE Index (net); 65% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,132.39	10,836.93	11,301.7	11,822.65	12,936.14	14,653.32	13,614.2	13,571.8	14,830.6	16,059.1
FTSE EPRA NAREIT Developed Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE EPRA /NAREIT Developed Index (net)
Accumulated Value	10,000		10,338.95	10,655.6	11,181.24	12,023.27	9,970.27	13,551.8	12,948.38	10,955.63	11,756.2	13,001.12
Russell 1000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000® Value Index
Accumulated Value	10,000		9,994.21	11,458.91	12,403.96	12,583.62	12,377.34	17,870.8	18,037.32	17,217.29	20,955.44	22,822.48
Sixty MSCI ACWI Index net 40 Bloomberg Global Aggregate Index USD hedged [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		60% MSCI ACWI Index (net); 40% Bloomberg Global Aggregate Index (USD hedged)
Accumulated Value	10,000		9,853	10,938.23	11,764.81	12,009.05	12,804.6	15,849.18	14,779.59	14,836.46	17,088.87	18,908.94
MSCI Emerging Markets Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (net)
Accumulated Value	10,000		8,236.9	10,494.51	11,966.76	10,926.17	10,446.86	15,774.97	12,647	11,573.7	13,007.47	14,703.25
Bloomberg U S Government Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government Bond Index
Accumulated Value	10,000		10,294.09	10,301.19	10,218.81	10,858.01	12,078.71	11,643.12	10,776.14	10,538.25	10,523.07	11,054.47
Seventy FTSE WGBI Index unhedged 30 JPMorgan EMBI Global Diversified Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		70% FTSE WGBI Index (unhedged); 30% JPMorgan EMBI Global Diversified Index
Accumulated Value	10,000		10,629.11	10,898.3	11,038.26	11,502.52	12,054.83	12,638.91	10,737.11	10,275.57	10,558.56	11,293.83
MSCI EAFE Value Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI EAFE Value Index (net)
Accumulated Value	10,000		8,623.85	10,214.32	10,818.13	9,927.89	8,634.75	12,220.19	11,674.85	11,684.53	14,439.8	17,143.13
MSCI ACWI ex USA SMID Cap Index net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA SMID Cap Index (net)
Accumulated Value	10,000		9,403.38	10,940.53	12,343.39	10,996.98	10,631.01	15,663.43	13,463.65	12,978.53	14,988.27	17,072.06
FTSE US High Yield Market Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		FTSE US High-Yield Market Index
Accumulated Value	10,000		9,828.78	11,155.19	11,431.88	12,012.97	12,051.65	13,883.28	13,215.49	13,214.68	14,706.03	16,114.37
Bloomberg U S TIPS Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. TIPS Index
Accumulated Value	10,000		10,123.39	10,367.27	10,443.99	10,899.65	11,771.9	12,602.38	12,420.13	11,899.01	12,084.94	12,769.56
S And P MidCap 400 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P MidCap 400® Index
Accumulated Value	10,000		9,958.02	11,667.02	13,400.38	12,671.79	12,568.98	19,704.09	18,419.48	17,935.72	22,593.38	23,084.15
Russell Midcap Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Growth Index
Accumulated Value	10,000		9,629.88	11,236.38	13,305.64	14,220.29	16,641.68	22,928.69	18,638.23	19,710.6	24,028.88	29,611.96
Russell Midcap Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell Midcap® Value Index
Accumulated Value	10,000		9,968.93	11,490.86	12,447.34	12,186.62	11,344.94	17,767.7	17,757.68	16,071.6	19,875.45	21,073.28
Russell 2000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Index
Accumulated Value	10,000		9,402.72	11,317.25	13,667.23	12,431.03	12,003.55	19,753.59	16,412.25	15,644.25	18,791.1	19,013.86
S And P North American Technology Sector Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		S&P North American Technology Sector Index
Accumulated Value	10,000		10,616.7	14,135.85	18,570.18	19,520.43	25,981.87	37,573	32,919.58	37,598.43	53,017.76	61,765.65
Forty One Russell 3000 Index 14 MSCI EAFE Index net 45 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		41% Russell 3000® Index; 14% MSCI EAFE Index (net); 45% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000		10,027.76	11,041.95	11,816.19	12,223.15	13,341.27	16,240.46	15,184.3	15,278.68	17,422.86	19,142.58
Nasdaq 100 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Nasdaq-100® Index
Accumulated Value	10,000		10,166.99	13,165.34	16,015.56	16,561.58	22,432.28	32,372.69	30,119.04	34,267.66	44,930.75	52,128.28
Russell 2000 Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	10,000		9,724.97	11,767.56	13,691.7	12,142.35	10,358.51	18,581.47	17,156.94	15,184.72	18,488.46	18,278.51
Russell 2000 Growth Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Growth Index
Accumulated Value	10,000		9,086.61	10,877.51	13,605.36	12,668.84	13,596.73	20,413.49	15,165.21	15,571.7	18,434.23	19,070.73
Fifty Six Russell 3000 Index 19 MSCI EAFE Index net 25 Bloomberg U S Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		56% Russell 3000® Index; 19% MSCI EAFE Index (net); 25% Bloomberg U.S. Aggregate Bond Index
Accumulated Value	$ 10,000		$ 9,915.68	$ 11,238.3	$ 12,336.33	$ 12,603.67	$ 13,694.95	$ 17,895.55	$ 16,828.01	$ 17,075.44	$ 20,308.8	$ 22,631.36